FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis assumptions (Details)	12 Months Ended
Dec. 31, 2022
Probable | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	5.90%
Probable | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	5.90%
Probable | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	13.65%
Probable | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	5.2177
Probable | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	5.5699
25% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	7.38%
25% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	7.37%
25% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	17.06%
25% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	6.5221
25% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	6.9624
50% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	8.85%
50% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	8.84%
50% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	20.48%
50% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	7.8266
50% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	8.3548